CONSOLIDATED BALANCE SHEETS (JPY ¥) In Millions, unless otherwise specified	Mar. 31, 2012	Mar. 31, 2011
Current assets:
Cash and cash equivalents	¥ 130,290	¥ 94,321
Trade notes and accounts receivable, net of allowance for doubtful accounts of ¥496 million on March 31, 2011 and ¥496 million on March 31, 2012:
Notes	11,207	11,486
Accounts	171,255	154,091
Inventories	91,453	90,377
Other current assets	35,082	22,822
Total current assets	439,287	373,097
Marketable securities and other securities investments	14,818	15,338
Investments in and advances to affiliated companies	754	588
Long-term Investments, Total	15,572	15,926
Property, plant and equipment:
Land	39,996	41,763
Buildings	133,911	135,794
Machinery and equipment	289,139	291,664
Construction in progress	22,196	15,434
Property, Plant and Equipment, Gross, Total	485,242	484,655
Less-Accumulated depreciation	(254,411)	(250,246)
Long-lived assets	230,831	234,409
Goodwill	80,525	82,107
Other non-current assets, net of allowance for doubtful accounts of ¥517 million on March 31, 2011 and ¥506 million on March 31, 2012	34,186	42,666
Total assets	800,401	748,205
Current liabilities:
Short-term borrowings	86,608	52,018
Current portion of long-term debt	674	1,124
Trade notes and accounts payable	107,345	112,759
Accrued expenses	22,983	22,039
Other current liabilities	34,750	18,895
Total current liabilities	252,360	206,835
Long-term liabilities:
Long-term debt	101,236	101,819
Accrued pension and severance costs	12,715	12,824
Other long-term liabilities	8,479	16,221
Total long-term liabilities	122,430	130,864
Commitments and contingencies (Note 21 and 23)
Equity:
Common stock authorized 2011 and 2012: 480,000,000 shares; issued and outstanding: 2011- 145,075,080 shares / 2012- 145,075,080 shares	66,551	66,551
Additional paid-in capital	66,762	66,960
Retained earnings	326,777	298,445
Accumulated other comprehensive income (loss):
Foreign currency translation adjustments	(47,911)	(45,162)
Unrealized gains from securities, net of reclassification adjustments	1,013	1,066
Unrealized gains from derivative instruments qualifying for cash flow hedges	73	219
Pension liability adjustments	(643)	(544)
Treasury stock, at cost: 2011- 6,593,647 shares / 2012- 8,240,496 shares	(42,440)	(32,285)
Total Nidec Corporation shareholders' equity	370,182	355,250
Noncontrolling interests	55,429	55,256
Total equity	425,611	410,506
Total liabilities and equity	¥ 800,401	¥ 748,205